Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000015999 | Goldman Sachs8848644
Holdings [Line Items]
Percent of Total Investments	8.20%
C000015999 | United States Treasury Bills8848648
Holdings [Line Items]
Percent of Total Investments	4.70%
C000015999 | United States Treasury Bills8848654
Holdings [Line Items]
Percent of Total Investments	4.70%
C000015999 | United States Treasury Bills8848661
Holdings [Line Items]
Percent of Total Investments	4.70%
C000015999 | FHLB DN8848583
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015999 | FHLB DN8848612
Holdings [Line Items]
Percent of Total Investments	2.90%
C000015999 | United States Treasury Notes8848682
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015999 | FFCB8848555
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015999 | Barclays8848631
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015999 | Daiwa MBS8848638
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015999 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015999 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000015999 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000015999 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000016001 | Goldman Sachs8848644
Holdings [Line Items]
Percent of Total Investments	8.20%
C000016001 | United States Treasury Bills8848648
Holdings [Line Items]
Percent of Total Investments	4.70%
C000016001 | United States Treasury Bills8848654
Holdings [Line Items]
Percent of Total Investments	4.70%
C000016001 | United States Treasury Bills8848661
Holdings [Line Items]
Percent of Total Investments	4.70%
C000016001 | FHLB DN8848583
Holdings [Line Items]
Percent of Total Investments	3.90%
C000016001 | FHLB DN8848612
Holdings [Line Items]
Percent of Total Investments	2.90%
C000016001 | United States Treasury Notes8848682
Holdings [Line Items]
Percent of Total Investments	2.50%
C000016001 | FFCB8848555
Holdings [Line Items]
Percent of Total Investments	2.50%
C000016001 | Barclays8848631
Holdings [Line Items]
Percent of Total Investments	2.40%
C000016001 | Daiwa MBS8848638
Holdings [Line Items]
Percent of Total Investments	2.40%
C000016001 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016001 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000016001 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000016001 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000016000 | Goldman Sachs8848644
Holdings [Line Items]
Percent of Total Investments	8.20%
C000016000 | United States Treasury Bills8848648
Holdings [Line Items]
Percent of Total Investments	4.70%
C000016000 | United States Treasury Bills8848654
Holdings [Line Items]
Percent of Total Investments	4.70%
C000016000 | United States Treasury Bills8848661
Holdings [Line Items]
Percent of Total Investments	4.70%
C000016000 | FHLB DN8848583
Holdings [Line Items]
Percent of Total Investments	3.90%
C000016000 | FHLB DN8848612
Holdings [Line Items]
Percent of Total Investments	2.90%
C000016000 | United States Treasury Notes8848682
Holdings [Line Items]
Percent of Total Investments	2.50%
C000016000 | FFCB8848555
Holdings [Line Items]
Percent of Total Investments	2.50%
C000016000 | Barclays8848631
Holdings [Line Items]
Percent of Total Investments	2.40%
C000016000 | Daiwa MBS8848638
Holdings [Line Items]
Percent of Total Investments	2.40%
C000016000 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016000 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000016000 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000016000 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000134824 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue8850048
Holdings [Line Items]
Percent of Total Investments	1.30%
C000134824 | Chicago, O'Hare International Airport8850288
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134824 | North Texas, Tollway Authority8850042
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134824 | Westchester, Tobacco Asset Securitization8851176
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134824 | Legato Community Authority8850680
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134824 | Illinois State, Housing Development Authority8850580
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134824 | Main Street Natural Gas8850039
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134824 | Black Belt Energy Gas District8850152
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134824 | Sierra Vista, Industrial Development Authority8851068
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134824 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue8850059
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134824 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134824 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000134824 | Board Bank Revenue
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134824 | Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134824 | Water
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134824 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134824 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134824 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134824 | Housing
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000134824 | Airports
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000134824 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000134824 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000134824 | Education
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000134824 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000134824 | Industrial Development
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000134825 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue8850048
Holdings [Line Items]
Percent of Total Investments	1.30%
C000134825 | Chicago, O'Hare International Airport8850288
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134825 | North Texas, Tollway Authority8850042
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134825 | Westchester, Tobacco Asset Securitization8851176
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134825 | Legato Community Authority8850680
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134825 | Illinois State, Housing Development Authority8850580
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134825 | Main Street Natural Gas8850039
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134825 | Black Belt Energy Gas District8850152
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134825 | Sierra Vista, Industrial Development Authority8851068
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134825 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue8850059
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134825 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134825 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000134825 | Board Bank Revenue
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134825 | Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134825 | Water
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134825 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134825 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134825 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134825 | Housing
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000134825 | Airports
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000134825 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000134825 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000134825 | Education
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000134825 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000134825 | Industrial Development
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000123069 | Golub Capital BDC 48848845
Holdings [Line Items]
Percent of Total Investments	4.40%
C000123069 | Primary Wave Music IP Fund LP8848855
Holdings [Line Items]
Percent of Total Investments	1.40%
C000123069 | Armada Euro CLO III DAC8849757
Holdings [Line Items]
Percent of Total Investments	1.00%
C000123069 | TCW Direct Lending LLC8848871
Holdings [Line Items]
Percent of Total Investments	1.00%
C000123069 | Petroleos de Venezuela8848952
Holdings [Line Items]
Percent of Total Investments	0.60%
C000123069 | Sandstone Peak III8850006
Holdings [Line Items]
Percent of Total Investments	0.60%
C000123069 | Akbank8848948
Holdings [Line Items]
Percent of Total Investments	0.50%
C000123069 | Petroleos Mexicanos8848920
Holdings [Line Items]
Percent of Total Investments	0.50%
C000123069 | Sasol Financing USA8849050
Holdings [Line Items]
Percent of Total Investments	0.50%
C000123069 | Oberland Capital Healthcare Solutions Co-Invest Offshore LP8848847
Holdings [Line Items]
Percent of Total Investments	0.50%
C000123069 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000123069 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000123069 | Future
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000123069 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000123069 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000123069 | Note
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000123069 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000123069 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000123069 | Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000123069 | Non-Listed Business Development Company
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000123069 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000123069 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000123069 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000120110 | NVIDIA8848788
Holdings [Line Items]
Percent of Total Investments	8.80%
C000120110 | Microsoft8848779
Holdings [Line Items]
Percent of Total Investments	8.10%
C000120110 | Apple8848717
Holdings [Line Items]
Percent of Total Investments	7.10%
C000120110 | Alphabet8848706
Holdings [Line Items]
Percent of Total Investments	5.20%
C000120110 | Amazon.Com8848709
Holdings [Line Items]
Percent of Total Investments	3.90%
C000120110 | JPMorgan Chase8848758
Holdings [Line Items]
Percent of Total Investments	3.60%
C000120110 | Broadcom8848729
Holdings [Line Items]
Percent of Total Investments	3.20%
C000120110 | Meta Platforms8848776
Holdings [Line Items]
Percent of Total Investments	2.90%
C000120110 | Tesla8848822
Holdings [Line Items]
Percent of Total Investments	2.40%
C000120110 | Berkshire Hathaway8848727
Holdings [Line Items]
Percent of Total Investments	2.10%
C000120110 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000120110 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000120110 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000120110 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120110 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000120110 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120110 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000120110 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000120110 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000120110 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000120110 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000120110 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000120109 | NVIDIA8848788
Holdings [Line Items]
Percent of Total Investments	8.80%
C000120109 | Microsoft8848779
Holdings [Line Items]
Percent of Total Investments	8.10%
C000120109 | Apple8848717
Holdings [Line Items]
Percent of Total Investments	7.10%
C000120109 | Alphabet8848706
Holdings [Line Items]
Percent of Total Investments	5.20%
C000120109 | Amazon.Com8848709
Holdings [Line Items]
Percent of Total Investments	3.90%
C000120109 | JPMorgan Chase8848758
Holdings [Line Items]
Percent of Total Investments	3.60%
C000120109 | Broadcom8848729
Holdings [Line Items]
Percent of Total Investments	3.20%
C000120109 | Meta Platforms8848776
Holdings [Line Items]
Percent of Total Investments	2.90%
C000120109 | Tesla8848822
Holdings [Line Items]
Percent of Total Investments	2.40%
C000120109 | Berkshire Hathaway8848727
Holdings [Line Items]
Percent of Total Investments	2.10%
C000120109 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000120109 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000120109 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000120109 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120109 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000120109 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120109 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000120109 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000120109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000120109 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000120109 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000120109 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000120111 | NVIDIA8848788
Holdings [Line Items]
Percent of Total Investments	8.80%
C000120111 | Microsoft8848779
Holdings [Line Items]
Percent of Total Investments	8.10%
C000120111 | Apple8848717
Holdings [Line Items]
Percent of Total Investments	7.10%
C000120111 | Alphabet8848706
Holdings [Line Items]
Percent of Total Investments	5.20%
C000120111 | Amazon.Com8848709
Holdings [Line Items]
Percent of Total Investments	3.90%
C000120111 | JPMorgan Chase8848758
Holdings [Line Items]
Percent of Total Investments	3.60%
C000120111 | Broadcom8848729
Holdings [Line Items]
Percent of Total Investments	3.20%
C000120111 | Meta Platforms8848776
Holdings [Line Items]
Percent of Total Investments	2.90%
C000120111 | Tesla8848822
Holdings [Line Items]
Percent of Total Investments	2.40%
C000120111 | Berkshire Hathaway8848727
Holdings [Line Items]
Percent of Total Investments	2.10%
C000120111 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000120111 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000120111 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000120111 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120111 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000120111 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120111 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000120111 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000120111 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000120111 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000120111 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000120111 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.10%